INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. and non-U.S. components of income (loss) before income tax expense
U.S.					$ 88,395	$ 46,313	$ 25,610
Non-U.S.					(15,376)	(8,593)	(30,498)
Income (loss) before income taxes	37,495	15,155	57	38,079	73,019	37,720	(4,888)
Current income taxes:
State and local					2,533	2,454	2,078
Foreign						328
Current income taxes					2,533	2,782	2,078
Deferred income taxes:
State and local					187	(55)	(344)
Foreign					74	(229)	1,908
Total	4,710	705	5,790	1,782	2,794	2,498	3,642
Reconciliation of federal statutory tax rates
U.S. statutory tax rate (as a percent)					35.00%	35.00%	35.00%
Increase (decrease) due to state and local taxes (as a percent)					3.70%	6.30%	(35.50%)
Rate benefit as a U.S. limited partnership/flow through (as a percent)					(35.00%)	(35.00%)	(35.00%)
Foreign tax rate (as a percent)					0.10%	0.30%	(39.00%)
Effective income tax rate (as a percent)					3.80%	6.60%	(74.50%)
Difference between the tax bases of the entity's assets and the reported amounts					94,000
Components of deferred tax assets and liabilities
Net operating loss					7,127	5,138	4,414
Accrued expenses and other					1,315	819	535
Net deferred tax asset before valuation allowance					8,442	5,957	4,949
Valuation allowance					(7,127)	(5,138)	(4,414)
Net deferred tax asset	$ 69,379		$ 69,379		$ 1,315	$ 819	$ 535